Victory Portfolios

Victory RS Mid Cap Growth Fund

(Member Class)

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated May 1, 2025

Effective July 11, 2025, Trevor Martin will no longer be listed as a portfolio manager for the Fund.

•The reference to Mr. Martin under the Portfolio Management table found on page 6 of the  Summary Prospectus is hereby deleted.

•The reference to Mr. Martin under the Portfolio Management subsection of “Organization and Management of the Fund” found on page 15 of the Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.